Risks - Liquidity risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total aggregated time bands [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	€ 110,647	€ 123,453	€ 114,097
Lease liabilities	11,671	10,352
Trade payables	17,698	18,517	18,667
Other current liabilities	3,798	4,063	2,267
Total	143,814	156,385	135,031
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	15,335	14,300	14,491
Lease liabilities	3,831	3,685
Trade payables	17,698	18,517	18,667
Other current liabilities	3,798	4,063	2,267
Total	40,662	40,565	35,425
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	36,819	33,034	42,100
Lease liabilities	4,850	4,907
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	41,669	37,941	42,100
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	34,928	41,672	33,636
Lease liabilities	1,570	1,040
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	36,498	42,712	33,636
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	23,565	34,447	23,870
Lease liabilities	1,420	720
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 24,985	€ 35,167	€ 23,870